Annual Operating Expenses {- Automotive Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Automotive Portfolio - Automotive Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.34%
Total annual operating expenses	0.88%